Schedule of Amounts Used In Computing Loss Per Share and Effect On Net Loss and Weighted Average Number Of Shares (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2023	Feb. 29, 2024	Feb. 28, 2023
Subsequent Events [Abstract]
Loss from continuing operations	$ (1,533,519)	$ (1,160,763)	$ (3,521,145)	$ (2,256,134)	$ (6,656,837)	$ (5,033,496)
Preferred dividends	(10,688)		(21,376)		(7,125)
Loss from continuing operations applicable to common stockholders	(1,544,207)	(1,160,763)	(3,542,521)	(2,256,134)	(6,663,962)	(5,033,496)
Gain (loss) from discontinued operations applicable to common stockholders	(1,131)		7,778		(675,314)
Net Loss Applicable to Common Stockholders	$ (1,545,338)	$ (1,160,763)	$ (3,534,743)	$ (2,256,134)	$ (7,339,276)	$ (5,033,496)
Weighted average number of common shares outstanding used in loss per share during the period (denominator)	5,275,511	83,371	3,277,339	83,371